Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MUNDOVAL FUNDS
Entity Central Index Key	0001293530
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Mundoval Fund
Shareholder Report [Line Items]
Fund Name	Mundoval Fund
Class Name	Mundoval Fund
Trading Symbol	MUNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mundoval Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mundoval.com/mundoval-fund. You can also request this information by contacting us at 1-800-595-2877.
Additional Information Phone Number	1-800-595-2877
Additional Information Website	https://www.mundoval.com/mundoval-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Mundoval Fund	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Mundoval Fund (the "Fund") returned 10.90% in the second quarter versus 13.76% for the MSCI World Index during the same period. Since the inception of the Fund on September 3, 2004 the average annualized rate of return for the Mundoval Fund has been 8.13% versus 9.28% for the MSCI World Index.

Positive factors impacting performance for the Fund during the quarter included the Healthcare sector (Elevance Health Inc., UnitedHealth Group, Inc. & Novo Nordisk A/S), Information Technology sector (Taiwan Semiconductor Manufacturing Co. Ltd.) and Communications sector (Alphabet, Inc.). Negative factors impacting performance for the Fund during the quarter included Consumer Staples sector (The Hershey Company) and Industrial sector (Lockheed Martin Corp. & Northrop Grumman Corp).

During the quarter the Fund sold shares of Zoetis, Inc. and Fiserv Inc. and purchased new shares of Intuit and Nice Ltd. ADR. The geographic diversification of the Fund as of June 30, 2026, was 73.68% Domestic stocks, 22.53% International stocks and 3.79% cash equivalents. The Fund owned shares of common stocks in 35 companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Mundoval Fund	23.69%	6.70%	11.79%
MSCI World Index	21.34%	11.47%	13.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,890,589
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 204,746
Investment Company, Portfolio Turnover	6.29%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$28,890,589
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	6.29%
Total Advisory Fees Paid ($)	$204,746
Total Advisory Fees Before Waiver ($)	$208,503

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class A	12.37%
Alphabet Inc. - Class C	12.23%
Taiwan Semiconductor Manufacturing Company Ltd.	10.74%
Mastercard Incorporated - Class A	8.89%
Apple, Inc.	6.01%
Bank of America Corporation	4.93%
The TJX Companies, Inc.	4.72%
Goldman Sachs FS Government Fund Institutional Class	3.88%
LVMH Moët Hennessy Louis Vuitton	3.06%
Berkshire Hathaway Inc. - Class B	2.77%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class A	12.37%
Alphabet Inc. - Class C	12.23%
Taiwan Semiconductor Manufacturing Company Ltd.	10.74%
Mastercard Incorporated - Class A	8.89%
Apple, Inc.	6.01%
Bank of America Corporation	4.93%
The TJX Companies, Inc.	4.72%
Goldman Sachs FS Government Fund Institutional Class	3.88%
LVMH Moët Hennessy Louis Vuitton	3.06%
Berkshire Hathaway Inc. - Class B	2.77%